Investments in Associates	12 Months Ended
Dec. 31, 2020
Investment in Associates [Abstract]
Investments in Associates	Investments in Associates
Gelesis
Gelesis was founded by PureTech and raised funding through preferred shares financings as well as issuances of warrants and loans. As of December 31, 2018, PureTech maintained control of Gelesis and the subsidiary’s financial results were fully consolidated in the Group’s consolidated financial statements.
On July 1, 2019, the Gelesis Board of Directors was restructured, resulting in two of the three PureTech representatives resigning from the Board with PureTech retaining no ability to reappoint directors to these board seats. As a result of this restructuring, PureTech lost control over Gelesis’ Board of Directors, which triggered a loss of control over the entity. At the deconsolidation date, PureTech held a 25.2 percent voting interest in Gelesis. As of July 1, 2019, Gelesis was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Gelesis through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss). At the date of deconsolidation, PureTech recorded a $156.0 million gain on the deconsolidation of Gelesis, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss). While the Company no longer controls Gelesis, it was concluded that PureTech still has significant influence over Gelesis by virtue of its large, albeit minority, ownership stake and its continued representation on Gelesis’ Board of Directors. PureTech still has the power to participate in the financial and operating policy decisions of the entity, although it does not control these policies. As PureTech has significant influence over Gelesis, the entity is accounted for as an associate under IAS 28, starting at the date of deconsolidation.
Upon the date of deconsolidation, PureTech held preferred shares and common shares of Gelesis and a warrant issued by Gelesis to PureTech. PureTech’s investment in common shares of Gelesis is subject to equity method accounting with an initial investment of $16.4 million. In accordance with IAS 28, PureTech’s investment was adjusted by the share of profits and losses generated by Gelesis subsequent to the date of deconsolidation. See table below for the Group's share in the profits and losses of Gelesis for the periods presented.
The preferred shares and warrant held by PureTech fall under the guidance of IFRS 9 and are treated as financial assets held at fair value, where changes to the fair value of the preferred shares and warrant are recorded through the Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss), in accordance with IFRS 9. The fair value of the preferred shares and warrant at deconsolidation was $49.2 million. See Note 5 for changes in the fair value subsequent to deconsolidation date.
Impairment loss for the year ended December 31, 2019
Following the issuance of the Gelesis Series 3 Preferred Shares at a higher valuation than the previous round with some favorable liquidation provisions primarily to PureTech and also to the other Series 3 preferred share investors, which resulted in adjustments to the fair values of other preferred shares, warrant classes and Gelesis common stock, the Company assessed the investment in common shares held in Gelesis for impairment. Management compared the recoverable amount of the investment to its carrying amount as of December 31, 2019, which resulted in an impairment loss to the Investment in Gelesis. The recoverable amount was estimated based on the fair value of the Gelesis common shares held by PureTech, which are considered to be within Level 3 of the fair value hierarchy. The costs of disposal are immaterial for the calculation of Gelesis investment’s recoverable amount.
During the year ended December 31, 2019, the total fair value of common shares was determined utilizing a hybrid valuation approach with significant unobservable inputs within the PureTech valuation framework (refer to Note 16). The multi-scenario hybrid valuation approach utilized the recent transaction method within an option pricing framework and an IPO scenario within a probability-weighted-expected return framework to determine the value allocation for the common share class of Gelesis. The fair value of the common shares was determined as the calculated business enterprise value allocated to the outstanding common shares treated as call options within the OPM or the value of common shares within the PWERM. The PWERM maintained a 75.0 percent probability of occurrence while the OPM maintained a 25.0 percent probability of occurrence. The probability weighted term to exit was 1.57 years. The discount rate utilized was 20.0 percent while the risk-free rate and volatility utilized were 1.62 percent and 56.0 percent, respectively.
The impairment loss amounted to $42.9 million and was recorded to Impairment of investment in associate within the Consolidated Statement of Comprehensive Income/(Loss) for the year ended December 31, 2019. As of December 31, 2019 the investment in Gelesis was $10.6 million, which is equal to the fair value of the common shares held by PureTech.
During the year ended December 31, 2020 the Group recorded its share in the losses of Gelesis and its investment in associates accounted for under the equity method was reduced to zero. Since the Group has investments in Gelesis preferred shares that are deemed to be Long-term interests, the Company continued recognizing its share in Gelesis losses while applying such losses to its preferred share investment in Gelesis accounted for as an investment held at fair value.
Karuna
For the period of June 28, 2019 through December 2, 2019, PureTech’s investment in Karuna was subject to equity method accounting. In accordance with IAS 28, the Company’s investment was adjusted by the share of losses generated by Karuna (weighted average of 31.4 percent based on common stock ownership interest), which resulted in a net loss of $6.3 million during the year ended December 31, 2019 recorded in the line item Share of net income/(loss) of associates. Starting December 2, 2019, due to the loss of significant influence in Karuna on such date, the Company is accounting for the investment in Karuna as an investment held at fair value. See Note 5 for further detail on the Group's investment in Karuna.
resTORbio
For the period of January 1, 2018 through November 5, 2018, PureTech’s investment in resTORbio was subject to equity method accounting. In accordance with IAS 28, PureTech’s investment was adjusted by the share of profits and losses generated by resTORbio (34.9 percent based on common stock ownership interest) during that period, which resulted in a net loss from associates of $11.5 million that was recorded to the Consolidated Statement of Comprehensive Income/(Loss) in the line item Share of net income/(loss) of associates during the year ended December 31, 2018. See Note 5 for further detail on the Group's investment in resTORbio.
The following table summarizes the activity related to the investment in associates balance for the years ended December 31, 2020, 2019 and 2018.

Investment in Associates	$000's
As of January 1, 2018	—
Investment upon initial public offering of resTORbio	115,210
Cash investment in Associate	3,500
Share of net loss of resTORbio accounted for using the equity method	(11,490)
Gain on loss of significant influence of resTORbio	10,287
Reclassification of resTORbio investment upon loss of significant influence	(117,507)
As of December 31, 2018 and January 1, 2019	—
Reclassification of Karuna investment at initial public offering	118,006
Investment in Gelesis upon deconsolidation	16,444
Share of net loss of Karuna accounted for using the equity method	(6,345)
Share of net profit of Gelesis accounted for using the equity method	37,136
Impairment of investment in Gelesis	(42,938)
Reclassification of investment in Karuna upon loss of significant influence	(111,661)
As of December 31, 2019 and January 1, 2020	10,642
Share of net loss in Gelesis	(34,117)
Share of other comprehensive income in Gelesis	469
Share of losses recorded against long term interests	23,006
As of December 31, 2020	—
Summarized financial information
The following table summarizes the financial information of Gelesis as included in its own financial statements, adjusted for fair value adjustments at deconsolidation and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Gelesis. The information for the year ended December 31, 2019 includes the results of Gelesis only for the period July 1, 2019 to December 31, 2019, as Gelesis was consolidated prior to this period.

	2020 $000s	2019 $000s
As of and for the year ended December 31,
Percentage ownership interest	47.9%	49.3%
Non-current assets	372,184	369,336
Current assets	92,875	40,079
Non-current liabilities	(133,743)	(82,406)
Current liabilities	(300,748)	(216,852)
Non controlling interests and options issued to third parties	(6,577)	(1,542)
Net assets attributable to shareholders of Gelesis Inc.	23,989	108,615
Group's share of net assets	11,481	53,580
Goodwill	8,216	—
Impairment	(42,702)	(42,938)
Recorded against Long-term Interests	23,006	—
Investment in associate	—	10,642
Revenue	21,442	—
Income/(loss) from continuing operations (100%)	(71,157)	74,573
Total comprehensive income/(loss) (100%)	(70,178)	74,573
Group's share in income/(loss) from continuing operations	(34,117)	37,136
Group's share of total comprehensive income/(loss)	(33,648)	37,136